INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Loss before income taxes	$ 10,369	$ 1,362	$ 11,142	$ 3,024
Income tax benefit				$ 3
Effective tax rate	0.00%	0.00%	0.00%	0.10%